Components of Indebtedness (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Current		$ 200
Long Term	$ 204,936	273,898
Convertible Debentures
Debt Instrument [Line Items]
Long Term	119,515	176,462
Senior Secured Notes
Debt Instrument [Line Items]
Long Term	35,000	35,000
Promissory Notes Due to Former Owner
Debt Instrument [Line Items]
Current		200
Revolving Credit Facility | Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
Long Term	$ 50,421	$ 62,436